UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2014 to April 30, 2014.

Commission File Number of issuing entity: 333-145109, 333-131327

Central Index Key Number of issuing entity: 0001174821

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-74303, 333-68236, 333-83484, 333-103210, 000-19191, 333-145109-04

Central Index Key Number of depositor: 0000869090

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the issuing entity)

22-2382028

(I.R.S. Employer Identification No. of the depositor)

CHASE ISSUANCE TRUST
c/o Chase Bank USA, National Association
201 North Walnut Street
Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 282-3000

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))

CHASEseries Class A Notes	☐	☐	☒

CHASEseries Class B Notes	☐	☐	☒

CHASEseries Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, and 99.3.

With respect to the information required by Item 1121 (c ) of Regulation AB, Chase Bank USA, National Association ( CIK # 0000869090 ) has no repurchase activity to report for the period from April 1, 2014 to April 30, 2014 for the Chase Issuance Trust.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST
(Issuing entity)

Date: May 15, 2014	By:	CHASE BANK USA, NATIONAL ASSOCIATION,
as Servicer

/s/ Patricia Garvey
		Name:	Patricia Garvey
		Title:	Vice President